Net Loss Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share (Parentheticals) - Class A Common Stock [Member] - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Diluted weighted average number	28,272,000	6,122,000	25,740,000	5,975,000	11,339,000	5,820,000
Diluted net loss available	$ (0.49)	$ (3.84)	$ (0.83)	$ (6.01)	$ (8.40)	$ (6.61)